SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025 segment	Sep. 30, 2025 USD ($) segment	Sep. 30, 2025 USD ($) segment	Dec. 31, 2024 USD ($) segment	Jan. 01, 2024 USD ($)	Dec. 31, 2023 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of reportable segments | segment	3	4	4	3
Decrease in additional paid in capital		$ (1,502,973)	$ (1,502,973)	$ (930,638)		$ (833,080)
Decrease in accumulated deficit		(662,283)	(662,283)	(562,310)		(668,496)
Increase in outstanding debt balance		$ 6,463	$ 6,463	$ 37,035		$ 118,425
Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in additional paid in capital					$ 400
Decrease in accumulated deficit					200
Increase in outstanding debt balance					$ 200